Inventories (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Inventories Details Narrative
Allowance for obsolete inventories		$ 1,303,000	$ 283,000	$ 283,000	$ 98,000